Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Lease Commitments
Rental expenses for operating leases

Years ended December 31	2011	2010	2009

Rental expense	$525	$429	$346
Sub lease rental income	71	57	52

Net rental expense	$454	$372	$294

Future minimum rental payments under operating leases for continuing operations that have initial or remaining noncancelable lease terms in excess of one year, net of sublease rental income

At December 31, 2011, future minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year, net of sublease rental income, are as follows (in millions):

2012	$395
2013	373
2014	334
2015	296
2016	257
Thereafter	984

Total minimum payments required	$2,639